CCM Affordable Housing MBS ETF

Schedule of Investments September 30, 2025 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES - 97.99%
Agency Mortgage-Backed Obligations - 97.99%
FHLMC - 32.33%
7.00%, 11/01/2053	$141,254	$147,800
6.50%, 11/01/2053	314,096	326,017
6.50%, 12/01/2053	166,357	172,377
6.50%, 03/01/2055	93,505	96,785
6.50%, 06/01/2055	700,761	725,675
6.50%, 07/01/2055	220,189	227,712
6.50%, 07/01/2055	175,665	181,827
6.00%, 11/01/2052	201,404	206,473
6.00%, 01/01/2053	131,317	134,773
6.00%, 02/01/2053	40,502	41,607
6.00%, 04/01/2053	54,145	55,355
6.00%, 06/01/2053	98,100	100,781
6.00%, 11/01/2053	275,567	282,044
6.00%, 12/01/2053	120,599	123,664
6.00%, 08/01/2054	86,051	87,955
6.00%, 03/01/2055	586,663	600,127
6.00%, 03/01/2055	211,569	217,627
6.00%, 05/01/2055	628,867	643,300
6.00%, 06/01/2055	403,184	412,427
5.50%, 11/01/2052	67,279	68,346
5.50%, 01/01/2053	115,975	117,449
5.50%, 03/01/2053	114,668	115,686
5.50%, 05/01/2053	149,614	151,080
5.50%, 06/01/2053	129,487	130,862
5.50%, 09/01/2053	167,187	169,131
5.50%, 11/01/2053	276,267	278,749
5.50%, 07/01/2054	474,234	478,623
5.50%, 12/01/2054	218,321	220,347
5.50%, 01/01/2055	589,279	596,146
5.50%, 02/01/2055	497,584	504,111
5.50%, 03/01/2055	102,522	103,483
5.50%, 03/01/2055	226,429	229,845
5.50%, 05/01/2055	486,331	490,940
5.50%, 06/01/2055	76,275	77,018
5.50%, 07/01/2055	212,678	214,732
5.00%, 01/01/2053	350,388	348,784
5.00%, 02/01/2053	228,477	227,422
5.00%, 04/01/2053	182,855	182,110
5.00%, 04/01/2053	82,520	82,305
5.00%, 05/01/2053	263,825	262,112
5.00%, 09/01/2053	92,126	91,722
5.00%, 03/01/2054	278,471	276,232
5.00%, 09/01/2054	88,284	87,780
5.00%, 01/01/2055	221,803	220,019
5.00%, 02/01/2055	286,727	284,421
5.00%, 05/01/2055	603,744	599,335
5.00%, 06/01/2055	411,262	408,359
5.00%, 07/01/2055	295,323	293,101
4.50%, 09/01/2052	385,751	375,993

CCM Affordable Housing MBS ETF

Schedule of Investments September 30, 2025 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES — continued
4.50%, 11/01/2052	$425,799	$414,607
4.50%, 12/01/2052	186,098	181,677
4.50%, 04/01/2053	89,180	86,751
4.50%, 05/01/2053	106,626	103,914
4.50%, 11/01/2054	234,879	228,009
4.00%, 10/01/2037	182,105	179,852
4.00%, 05/01/2052	94,256	89,750
4.00%, 09/01/2052	148,447	141,092
4.00%, 11/01/2052	129,226	122,655
3.50%, 04/01/2052	593,760	545,895
3.50%, 04/01/2052	45,948	42,513
3.50%, 05/01/2052	413,728	380,344
3.50%, 05/01/2052	858,447	786,939
3.00%, 09/01/2034	342,120	329,908
3.00%, 11/01/2050	–	–
3.00%, 03/01/2052	112,348	99,227
3.00%, 04/01/2052	315,527	280,547
3.00%, 04/01/2052	310,086	275,313
3.00%, 04/01/2052	166,372	147,474
3.00%, 05/01/2052	118,780	105,745
3.00%, 08/01/2052	6,836,851	6,031,346
2.50%, 08/01/2051	1,574,040	1,342,649
2.50%, 09/01/2051	689,444	584,536
2.50%, 10/01/2051	431,063	368,776
2.50%, 10/01/2051	63,285	54,122
2.50%, 11/01/2051	513,226	437,824
2.50%, 12/01/2051	561,665	479,146
2.50%, 02/01/2052	126,397	107,629
2.50%, 03/01/2052	475,099	402,281
2.00%, 11/01/2036	459,383	423,559
2.00%, 08/01/2051	1,440,032	1,170,604
2.00%, 09/01/2051	272,079	220,655
2.00%, 09/01/2051	2,223,594	1,802,555
2.00%, 10/01/2051	1,142,701	932,910
2.00%, 10/01/2051	460,769	377,157
2.00%, 11/01/2051	468,236	381,945
2.00%, 12/01/2051	330,369	270,507
2.00%, 01/01/2052	2,947,184	2,390,588

FNMA - 64.72%
7.50%, 12/01/2053	112,086	122,353
7.00%, 11/01/2053	38,726	40,596
7.00%, 01/01/2054	222,825	234,818
7.00%, 02/01/2054	50,557	52,905
7.00%, 05/01/2054	115,694	121,451
6.50%, 10/01/2053	34,586	35,819
6.50%, 11/01/2053	540,821	559,154
6.50%, 12/01/2053	630,352	651,721
6.50%, 05/01/2054	135,205	140,004
6.50%, 06/01/2054	402,650	416,479
6.50%, 09/01/2054	79,344	82,311
6.50%, 09/01/2055	59,260	61,402
6.00%, 11/01/2052	85,967	88,033

CCM Affordable Housing MBS ETF

Schedule of Investments September 30, 2025 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES — continued
6.00%, 02/01/2053	$80,331	$82,260
6.00%, 06/01/2053	81,073	82,899
6.00%, 09/01/2053	159,055	162,875
6.00%, 10/01/2053	158,381	161,992
6.00%, 11/01/2053	491,012	502,190
6.00%, 12/01/2053	1,193,686	1,221,855
6.00%, 01/01/2054	769,812	787,307
6.00%, 03/01/2054	189,202	193,461
6.00%, 05/01/2054	345,127	353,034
6.00%, 05/01/2054	234,964	241,655
6.00%, 07/01/2054	252,162	260,110
6.00%, 08/01/2054	184,959	189,671
6.00%, 09/01/2054	429,243	439,615
6.00%, 10/01/2054	459,082	470,667
6.00%, 01/01/2055	799,933	820,517
6.00%, 02/01/2055	689,130	707,965
6.00%, 03/01/2055	223,889	229,490
6.00%, 03/01/2055	555,676	567,891
6.00%, 04/01/2055	247,856	253,853
6.00%, 05/01/2055	144,976	148,353
6.00%, 06/01/2055	282,077	288,690
5.50%, 11/01/2052	377,700	381,950
5.50%, 04/01/2053	86,379	87,466
5.50%, 06/01/2053	119,951	121,153
5.50%, 08/01/2053	489,614	494,088
5.50%, 09/01/2053	383,400	388,098
5.50%, 10/01/2053	926,701	935,867
5.50%, 10/01/2053	677,697	684,310
5.50%, 11/01/2053	570,454	576,061
5.50%, 12/01/2053	578,363	584,013
5.50%, 04/01/2054	227,347	229,841
5.50%, 05/01/2054	360,254	364,568
5.50%, 06/01/2054	213,606	216,395
5.50%, 08/01/2054	87,540	88,490
5.50%, 09/01/2054	378,964	384,575
5.50%, 10/01/2054	254,606	257,761
5.50%, 01/01/2055	705,044	714,052
5.50%, 01/01/2055	437,305	443,383
5.50%, 02/01/2055	267,533	271,391
5.50%, 03/01/2055	487,468	492,954
5.50%, 03/01/2055	129,217	130,342
5.50%, 05/01/2055	683,401	690,056
5.50%, 06/01/2055	167,897	169,488
5.50%, 09/01/2055	89,917	90,766
5.00%, 12/01/2052	151,885	152,509
5.00%, 12/01/2052	412,049	410,149
5.00%, 01/01/2053	250,272	248,851
5.00%, 02/01/2053	166,079	164,982
5.00%, 05/01/2053	76,122	75,617
5.00%, 06/01/2053	96,428	95,773
5.00%, 10/01/2053	405,025	402,923
5.00%, 11/01/2053	1,900,898	1,890,590
5.00%, 12/01/2053	2,269,023	2,256,192
5.00%, 05/01/2054	97,797	97,173

CCM Affordable Housing MBS ETF

Schedule of Investments September 30, 2025 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES — continued
5.00%, 09/01/2054	$106,210	$105,476
5.00%, 10/01/2054	112,465	111,560
5.00%, 12/01/2054	478,521	476,412
5.00%, 12/01/2054	160,909	159,989
5.00%, 01/01/2055	336,363	334,556
5.00%, 02/01/2055	231,325	230,429
5.00%, 02/01/2055	246,027	244,814
5.00%, 05/01/2055	343,726	341,141
4.50%, 11/01/2052	83,875	81,681
4.50%, 12/01/2052	174,550	169,940
4.50%, 05/01/2053	116,806	113,592
4.50%, 06/01/2053	916,852	892,587
4.50%, 06/01/2053	167,256	162,917
4.50%, 07/01/2053	1,151,941	1,121,455
4.50%, 09/01/2053	2,791,764	2,717,592
4.50%, 12/01/2054	250,917	243,868
4.50%, 12/01/2054	134,918	131,072
4.00%, 07/01/2049	22,721	21,974
4.00%, 05/01/2052	147,688	141,110
4.00%, 05/01/2052	201,756	192,771
4.00%, 05/01/2052	166,298	157,997
4.00%, 05/01/2052	536,459	507,893
4.00%, 06/01/2052	151,040	142,974
4.00%, 07/01/2052	145,721	138,343
4.00%, 09/01/2052	653,748	618,634
4.00%, 06/01/2053	1,610,188	1,519,300
4.00%, 07/01/2053	1,401,132	1,322,045
4.00%, 08/01/2053	912,181	860,693
4.00%, 09/01/2053	2,037,559	1,922,549
4.00%, 01/01/2055	516,604	486,936
3.50%, 06/01/2028	55,831	55,353
3.50%, 05/01/2035	64,844	63,350
3.50%, 04/01/2052	139,713	129,268
3.50%, 05/01/2052	360,809	334,033
3.50%, 05/01/2052	2,633,122	2,415,820
3.50%, 05/01/2052	229,728	211,771
3.50%, 06/01/2052	89,717	82,236
3.50%, 06/01/2052	752,695	689,938
3.50%, 06/01/2052	238,299	218,431
3.00%, 01/01/2031	7,878	7,730
3.00%, 08/01/2034	112,263	108,288
3.00%, 07/01/2035	202,231	194,997
3.00%, 03/01/2052	154,653	137,345
3.00%, 03/01/2052	1,222,938	1,081,645
3.00%, 04/01/2052	114,607	101,939
3.00%, 04/01/2052	502,933	443,301
3.00%, 05/01/2052	213,282	188,322
3.00%, 05/01/2052	197,821	175,614
2.50%, 05/01/2026	34,403	34,136
2.50%, 02/01/2031	84,797	83,278
2.50%, 08/01/2035	91,165	86,411
2.50%, 05/01/2036	36,910	34,897

CCM Affordable Housing MBS ETF

Schedule of Investments September 30, 2025 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES — continued
2.50%, 08/01/2051	$718,061	$608,798
2.50%, 08/01/2051	2,600,695	2,218,381
2.50%, 09/01/2051	1,417,311	1,210,808
2.50%, 10/01/2051	589,090	502,316
2.50%, 11/01/2051	137,034	117,152
2.50%, 12/01/2051	833,663	706,035
2.50%, 12/01/2051	2,001,662	1,691,470
2.50%, 01/01/2052	105,744	90,559
2.50%, 02/01/2052	176,625	150,635
2.50%, 02/01/2052	1,011,459	855,985
2.50%, 02/01/2052	574,770	486,676
2.50%, 03/01/2052	1,426,498	1,207,775
2.50%, 03/01/2052	671,678	568,731
2.50%, 03/01/2052	169,063	144,055
2.00%, 10/01/2036	385,684	355,514
2.00%, 11/01/2036	562,000	517,992
2.00%, 05/01/2051	281,568	227,040
2.00%, 08/01/2051	1,570,902	1,273,998
2.00%, 09/01/2051	4,407,847	3,573,218
2.00%, 10/01/2051	84,177	68,902
2.00%, 10/01/2051	227,919	185,117
2.00%, 10/01/2051	2,093,272	1,696,910
2.00%, 10/01/2051	271,250	220,310
2.00%, 11/01/2051	371,579	304,152
2.00%, 12/01/2051	925,441	749,562
2.00%, 12/01/2051	666,255	540,893
2.00%, 01/01/2052	198,023	160,628
2.00%, 01/01/2052	102,946	84,335
2.00%, 02/01/2052	1,127,135	912,139
1.50%, 10/01/2036	292,183	262,236

GNMA - 0.94%
5.00%, 03/20/2050	100,522	102,100
3.50%, 12/20/2050	144,474	133,456
2.50%, 08/20/2051	921,441	787,882

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $110,932,835)		105,422,956

	Shares
SHORT-TERM INVESTMENT - 2.84%
Money Market Fund - 2.84%
First American Government Obligations Fund Cl X, 4.05% (a)	3,057,857	3,057,857
TOTAL SHORT-TERM INVESTMENT
(Cost $3,057,857)		3,057,857

Total Investments (Cost $113,990,692) - 100.83%		$108,480,813
Liabilities in Excess of Other Assets, Net - (0.83)%		(895,853)
NET ASSETS - 100.00%		$107,584,960

CCM Affordable Housing MBS ETF

Schedule of Investments September 30, 2025 (Unaudited)

(a) The rate shown is the 7-day effective yield as of September 30, 2025.

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.